Basis of Presentation and Accounting Policies (Comparative Amounts Reported in Consolidated Statements of Income) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue		$ 5,239	$ 4,882
Operating, general and administrative expenses		(3,150)	(2,885)
Profit (loss) before tax		209	738
Current income tax expense		137	142
Net income from continuing operations		66	$ 557
As Reported [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	[1]	5,240
Operating, general and administrative expenses	[2]	(3,150)
Other non-operating costs		(1,880)
Profit (loss) before tax		210
Current income tax expense		140
Net income from continuing operations		70
Estimated Effect of Transaction [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	[1]	(50)
Operating, general and administrative expenses	[2]	20
Profit (loss) before tax		(30)
Current income tax expense		(10)
Net income from continuing operations		$ (20)

[1]	Allocation of transaction priceRevenue recognized at point of sale requires the estimation of total consideration over the contract term and allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, equipment revenue recognized at contract inception, as well as service revenue recognized over the course of the contract will be lower than previously recognized.
[2]	Deferred commission costsCosts incurred to obtain or fulfill a contract with a customer were previously expensed as incurred. Under IFRS 15, these costs are capitalized and subsequently amortized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods and services to which the asset relates. As a result, commission costs are reduced in the period, with an offsetting increase in amortization of capitalized costs over the average life of a customer contract.